Cash and cash equivalents (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2018		Mar. 31, 2017
Restricted Cash And Cash Equivalents [Line Items]
Restricted unclaimed dividend and Debenture Interest	₨ 72		₨ 64
Other Restricted Cash	14		26
Total restricted cash and cash equivalents	₨ 86	[1],[2]	177
Restricted Amount In Escrow Account			49
Venezuela [Member]
Restricted Cash And Cash Equivalents [Line Items]
Total restricted cash and cash equivalents			₨ 38

[1]	Balances with banks as of March 31, 2017 included restricted cash of Rs.177, which consisted of: ⋅ Rs.64, representing amounts in the Company’s unclaimed dividend and debenture interest accounts; ⋅ Rs.38, representing cash and cash equivalents of the Company’s subsidiary in Venezuela, which are subject to foreign exchange controls (refer to Note 38 of these consolidated financial statements for further details); ⋅ Rs.49, representing the portion of the purchase consideration deposited in an escrow account, pursuant to an acquisition of an intangible asset; and ⋅ Rs.26, representing other restricted cash amounts.
[2]	Balances with banks as of March 31, 2018 included restricted cash of Rs.86, which consisted of: ⋅ Rs.72, representing amounts in the Company’s unclaimed dividend and debenture interest accounts; and ⋅ Rs.14, representing other restricted cash amounts.